Shareholders' equity - Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Shareholders' equity
Dividend declared per share	$ 0.26	$ 0.25	$ 0.51	$ 0.49
Cash dividends	$ 39.8	$ 35.1	$ 76.0	$ 70.0
DRIP dividends	(10.1)	(12.3)	(21.0)	(22.3)
Dividends declared	$ 49.9	$ 47.4	$ 97.0	$ 92.3